UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22410

T. Rowe Price Real Assets Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Item 1. Schedule of Investments

Real Assets Fund	September 30, 2014

T. Rowe Price Real Assets Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares/Par	$ Value
COMMON STOCKS 97.3%		
CONSUMER DISCRETIONARY 1.2%		
Hotels, Resorts, & Cruise Lines 1.2%		
Concentradora Fibra Danhos (MXN)	2,830,561	7,693
Hilton Worldwide Holdings (1)	663,813	16,350
Starwood Hotels & Resorts Worldwide	312,900	26,036
Total Consumer Discretionary		50,079
CONSUMER STAPLES 0.3%		
Agricultural Products 0.3%		
Bunge Limited	129,200	10,883
Total Consumer Staples		10,883
ENERGY 16.6%		
Coal & Consumable Fuels 0.7%		
Anglo Pacific (GBP)	1,485,825	3,167
Cloud Peak Energy (1)	685,900	8,656
CONSOL Energy	336,300	12,732
Seven Generations Energy, Class A Acquisition Date: 12/18/13 - 4/3/14, Cost $2,987 (CAD) (1)(2)(3)	258,656	4,735
		29,290
Integrated Oil & Gas 3.6%		
Chevron	82,700	9,868
Eni (EUR)	1,148,370	27,263
ExxonMobil	390,100	36,689
Hess	208,400	19,656
Marathon Oil	287,900	10,822
Royal Dutch Shell, ADR	539,700	41,087
		145,385
Oil & Gas Equipment & Services 2.2%		
AMEC (GBP)	876,664	15,606

Cameron International (1)	137,900	9,154
Core Laboratories	39,600	5,795
Exterran Holdings	209,700	9,292
Halliburton	159,800	10,309
Helix Energy Solutions Group (1)	233,700	5,155
National Oilwell Varco	118,100	8,987
Schlumberger	214,688	21,832
Tenaris, ADR	43,700	1,991
Tesco	134,200	2,664
		90,785
Oil & Gas Exploration & Production 9.7%		
Anadarko Petroleum	285,500	28,961
Apache	300,700	28,227
Athlon Energy (1)	386,400	22,500
Canadian Natural Resources	352,300	13,683
Chesapeake Energy	397,500	9,138
Cimarex Energy	235,388	29,784
Concho Resources (1)	251,800	31,573
Continental Resources (1)	198,400	13,190
Diamondback Energy (1)	156,900	11,733
Eclipse Resources (1)	106,309	1,767
EOG Resources	207,000	20,497
EQT	298,300	27,306
Genel Energy (GBP) (1)	234,915	3,177
Matador Resources (1)	228,800	5,914
NuVista Energy (CAD) (1)	440,600	4,103
Oasis Petroleum (1)	246,800	10,319
Ophir Energy (GBP) (1)	1,474,934	5,456
Parsley Energy (1)	262,004	5,589
PDC Energy (1)	71,500	3,596
Pioneer Natural Resources	204,700	40,320
Premier Oil (GBP)	1,232,447	6,642
Range Resources	328,700	22,289
Rice Energy (1)	24,300	646

Salamander Energy (GBP) (1)	2,944,940	4,775
Santos (AUD)	482,858	5,761
SM Energy	274,900	21,442
Talisman Energy (CAD)	736,100	6,369
Tullow Oil (GBP)	264,270	2,751
WPX Energy (1)	544,300	13,096
		400,604
Oil & Gas Refining & Marketing 0.4%		
Phillips 66	203,000	16,506
		16,506
Total Energy		682,570
FINANCIALS 37.1%		
Diversified Real Estate Activities 2.7%		
Alexander & Baldwin	83,700	3,011
Hang Lung Properties (HKD)	6,014,000	17,048
Inmobiliaria Colonial (EUR) (1)	4,564,399	3,221
Kerry Properties (HKD)	426,500	1,429
Mitsubishi Estate (JPY)	1,410,000	31,765
Mitsui Fudosan (JPY)	772,000	23,674
Sun Hung Kai Properties (HKD)	1,239,000	17,530
Wharf Holdings (HKD)	1,988,700	14,158
		111,836
Diversified Real Estate Investment Trusts 2.6%		
Canadian Real Estate Investment Trust (CAD)	216,000	9,356
Gecina (EUR)	119,372	15,617
PS Business Parks, REIT	131,600	10,020
Shaftesbury (GBP)	1,738,742	19,156
Stockland (AUD)	2,951,860	10,191
Vornado Realty Trust, REIT	428,200	42,803
		107,143

Health Care Real Estate Investment Trusts 0.3%		
Healthcare Realty Trust, REIT	526,000	12,456
		12,456
Hotel & Resort Real Estate Investment Trusts 0.9%		
Host Hotels & Resorts, REIT	877,700	18,721
Pebblebrook Hotel Trust, REIT	331,400	12,375
RLJ Lodging Trust, REIT	220,300	6,272
		37,368
Industrial Real Estate Investment Trusts 3.0%		
DCT Industrial Trust, REIT	2,089,800	15,694
EastGroup Properties, REIT	155,500	9,422
GLP J-REIT (JPY)	7,626	8,806
Mapletree Industrial Trust (SGD)	11,201,880	12,459
Nippon Prologis REIT (JPY)	3,682	8,550
Prologis, REIT	1,623,282	61,198
Terreno Realty, REIT	284,579	5,358
		121,487
Office Real Estate Investment Trusts 5.8%		
Alexandria Real Estate, REIT	259,900	19,167
Boston Properties, REIT	411,600	47,647
Brookfield Canada Office Properties (CAD)	690,600	16,748
Derwent London (GBP)	318,696	14,038
Douglas Emmett, REIT	1,496,000	38,402
Great Portland Estates (GBP)	789,641	8,177
Highwoods Properties, REIT	388,100	15,097
Kilroy Realty, REIT	507,600	30,172
SL Green Realty, REIT	494,500	50,103
		239,551
Real Estate Operating Companies 1.7%		
BR Malls Participacoes (BRL)	445,500	3,502
Deutsche Euroshop (EUR)	155,572	6,729
Global Logistic Properties (SGD)	4,844,000	10,279

Hongkong Land Holdings	2,812,000	19,085
Hufvudstaden (SEK)	671,540	8,341
Hysan Development (HKD)	854,000	3,951
Iguatemi Empresa de Shopping Centers (BRL)	337,500	3,433
PSP Swiss Property (CHF)	183,074	15,352
		70,672
Residential Real Estate Investment Trusts 5.3%		
American Campus Communities, REIT	335,800	12,240
AvalonBay Communities, REIT	441,700	62,266
Camden Property Trust, REIT	317,300	21,745
Equity Residential, REIT	742,600	45,729
Essex Property Trust, REIT	295,902	52,893
Nippon Accommodations Fund (JPY)	5,221	18,858
Post Properties, REIT	55,000	2,824
		216,555
Retail Real Estate Investment Trusts 12.8%		
Acadia Realty Trust, REIT	439,900	12,132
CapitaMall Trust (SGD)	7,315,000	10,953
CBL & Associates Properties, REIT	376,900	6,747
CFS Retail Property Trust Group (AUD)	8,749,043	15,251
Charter Hall Retail (AUD)	4,319,636	14,342
Federal Realty Investment Trust, REIT	379,600	44,967
Frontier Real Estate Investment (JPY)	1,106	5,305
General Growth Properties, REIT	2,796,886	65,867
Hammerson (GBP)	1,187,450	11,039
Kimco Realty, REIT	1,659,600	36,362
Land Securities (GBP)	572,720	9,612
Macerich Company, REIT	815,100	52,028
Regency Centers, REIT	763,700	41,110
Scentre (AUD) (1)	6,119,081	17,523
Simon Property Group, REIT	742,800	122,131
Taubman Centers, REIT	234,500	17,118
Unibail-Rodamco (EUR)	113,936	29,259

INFORMATION TECHNOLOGY 0.0%		
Applications Software 0.0%		
Computer Modelling (CAD)	155,400	1,615
Total Information Technology		1,615
MATERIALS 37.1%		
Aluminum 1.4%		
Alcoa	1,721,900	27,705
Constellium (1)	558,460	13,744
Hindalco (INR)	3,284,933	8,275
UACJ (JPY)	1,833,000	6,976
		56,700
Construction Materials 1.3%		
Eagle Materials	121,400	12,362
Holcim (CHF)	88,760	6,441
Martin Marietta Materials	177,100	22,835
Vulcan Materials	203,000	12,227
		53,865
Diversified Metals & Mining 14.0%		
Anglo American (GBP)	688,366	15,329
BHP Billiton (AUD)	4,550,393	133,888
BHP Billiton (GBP)	2,236,056	62,081
Canadian International Oil, Acquisition Date: 7/14/14 Cost $2,100 (CAD) (1)(2)(3)	850,148	2,012
Dowa Holdings (JPY)	692,000	5,768
First Quantum Minerals (CAD)	819,600	15,822
Freeport-McMoRan	1,055,800	34,472
Glencore (GBP)	11,392,335	63,034
Grupo Mexico (MXN)	6,238,200	20,962
Jiangxi Copper (HKD)	3,794,000	6,269
Korea Zinc (KRW)	31,353	11,537
Mitsubishi Materials (JPY)	1,139,000	3,700

MMC Norilsk Nickel, ADR	1,380,106	25,627
Orocobre (AUD) (1)	1,909,165	4,610
Rio Tinto (GBP)	1,372,513	67,388
Rio Tinto (AUD)	515,324	26,781
RTI International Metals (1)	132,200	3,260
Sesa Sterlite (INR)	1,867,525	8,217
Southern Copper	955,500	28,331
US Silica Holdings	213,636	13,354
Vale, ADR	2,396,000	23,265
		575,707
Fertilizers & Agricultural Chemicals 0.8%		
CF Industries	13,100	3,658
Monsanto	73,100	8,224
Mosaic	251,500	11,169
Potash Corporation of Saskatchewan	335,300	11,588
		34,639
Forest Products 0.1%		
West Fraser Timber (CAD)	82,700	4,043
		4,043
Gold 5.8%		
AngloGold Ashanti (ZAR) (1)	2,230,290	27,051
Centamin (GBP)	13,705,069	13,584
Eldorado Gold (CAD)	3,735,177	25,180
Franco-Nevada (CAD)	1,012,052	49,674
Goldcorp, Class A	2,176,847	50,133
Osisko Gold Royalties (CAD) (1)	1,046,170	13,246
Randgold Resources (GBP)	538,667	36,564
Royal Gold	214,240	13,913
Sandstorm Gold (CAD) (1)	1,934,461	8,291
Sandstorm Gold, Warrants, 12/6/16 Acquisition Date: 7/6/12, Cost $361(CAD) (1)(2)	630,229	242
		237,878

Industrial Gases 1.1%		
Air Products & Chemicals	47,900	6,236
Airgas	232,400	25,715
Praxair	116,400	15,015
		46,966
Metal & Glass Containers 0.5%		
Ball	130,400	8,250
Berry Plastics (1)	333,400	8,415
Vidrala (EUR)	61,222	2,686
		19,351
Paper Packaging 0.1%		
MeadWestvaco	142,200	5,822
		5,822
Paper Products 0.6%		
Clearwater Paper (1)	65,100	3,913
International Paper	271,700	12,971
Kapstone Paper & Packaging (1)	147,700	4,131
Schweitzer-Mauduit International	61,900	2,557
		23,572
Precious Metals & Minerals 3.2%		
Alrosa AO	10,051,738	9,021
Compania de Minas Buenaventura, Series B, ADR	2,458,520	28,470
Fresnillo (GBP)	2,547,614	31,274
Lonmin (GBP) (1)	2,666,849	7,994
Petra Diamonds (GBP) (1)	10,251,731	31,510
Platinum Group Metals (CAD) (1)	12,617,700	11,154
Stillwater Mining (1)	822,700	12,365
		131,788
Silver 0.9%		
Silver Wheaton	1,565,820	31,207

Silver Wheaton (CAD)	197,300	3,935
		35,142
Specialty Chemicals 2.2%		
Celanese, Series A	315,000	18,434
Ecolab	188,700	21,669
Flotek Industries (1)	181,500	4,732
International Flavors & Fragrances	40,600	3,893
Johnson Matthey (GBP)	88,844	4,180
Platform Specialty Products (1)	68,880	1,723
RPM	405,500	18,564
Sherwin-Williams	39,600	8,672
Victrex (GBP)	364,694	9,485
		91,352
Steel 5.1%		
Allegheny Technologies	137,300	5,094
AM Castle (1)	279,700	2,389
ArcelorMittal	244,000	3,340
ArcelorMittal, ADR (EUR)	1,289,093	17,693
Carpenter Technology	17,200	777
Commercial Metals	233,300	3,982
Daido Steel (JPY)	1,762,000	7,025
Fortescue Metals Group (AUD)	2,248,177	6,804
Hitachi Metals (JPY)	652,000	11,725
JFE Holdings (JPY)	128,100	2,559
Nippon Steel & Sumitomo Metal (JPY)	8,289,000	21,532
Nucor	313,900	17,039
Posco (KRW)	79,295	24,303
Ryerson Holding (1)	248,300	3,178
Steel Dynamics	464,200	10,496
ThyssenKrupp (EUR) (1)	654,191	17,178
U.S. Steel	476,100	18,649
Usinas Siderurgicas de Minas Gerais (BRL) (1)	4,547,500	12,243
Voestalpine (EUR)	234,645	9,274

Worthington Industries	409,100	15,227
		210,507
Total Materials		1,527,332
UTILITIES 2.7%		
Electric Utilities 0.5%		
American Electric Power	220,200	11,497
FirstEnergy	147,500	4,951
PNM Resources	171,700	4,277
		20,725
Gas Utilities 0.2%		
Infraestructura Energetica Nova (MXN)	1,323,904	8,087
		8,087
Independent Power Producers & Energy Traders 0.3%		
Dynegy (1)	191,900	5,538
NRG Energy	298,606	9,102
		14,640
Multi-Utilities 1.7%		
CenterPoint Energy	235,000	5,751
GDF Suez (EUR)	261,061	6,529
National Grid (GBP)	791,395	11,347
NiSource	810,000	33,194
PG&E	252,000	11,350
		68,171
Total Utilities		111,623
Total Miscellaneous Common Stocks 0.3% (4)		14,150
Total Common Stocks (Cost $3,591,096)		4,004,173

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Real Assets Fund
Unaudited

Notes to Portfolio of Investments

T. Rowe Price Real Assets Fund (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund commenced operations on July 28, 2010. The fund seeks to provide long-term growth of capital.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including but not limited to ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Guidance
In June 2014, FASB issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and its class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board is chaired by the fund’s treasurer; and has representation from legal, portfolio management and trading, operations, and risk management.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded domestic equity securities generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2014:

There were no material transfers between Levels 1 and 2 during the period ended September 30, 2014.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended September 30, 2014. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2014, totaled $1,648,000 for the period ended September 30, 2014.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

NOTE 4 - FEDERAL INCOME TAXES

At September 30, 2014, the cost of investments for federal income tax purposes was $3,718,771,000. Net unrealized gain aggregated $408,489,000 at period-end, of which $571,721,000 related to appreciated investments and $163,232,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund, the T. Rowe Price Government Reserve Investment Fund, or the T. Rowe Price Short-Term Reserve Fund (collectively, the Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The Price Reserve Investment Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Real Assets Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 21, 2014

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 21, 2014

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date November 21, 2014